UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6108

                          Investors Municipal Cash Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investors New Jersey Municipal Cash Fund
Investment Portfolio as of December 31, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------

                                                                                         Principal
                                                                                         Amount ($)                 Value ($)
                                                                                     -----------------------------------------

Municipal Investments 97.9%
New Jersey 84.4%
Atlantic County, NJ, Import Authority Revenue, Aces-Pooled
Government Loan Program, 1.95%*, 7/1/2026, Kredietbank NV (a)                              100,000                    100,000
New Jersey, Economic Development Authority, 1.25%, 2/4/2005                                680,000                    680,000
New Jersey, Economic Development Authority, Special Facilities
Revenue, Newark Container LLC, AMT, 2.0%*, 7/1/2030, Citibank NA (a)                       200,000                    200,000
New Jersey, Economic Development Authority, Water Facilities
Revenue, United Water, New Jersey Inc. Project, Series B,
2.25%*, 11/1/2025 (b)                                                                      215,000                    215,000
New Jersey, State General Obligation, Series D, 5.625%, 2/15/2005                          300,000                    301,554
Port Authority of New York and New Jersey, Special Obligation Revenue:
Series B, 1.26%, 2/4/2005                                                                2,000,000                  2,000,000
AMT, Floater-PT-1755, 144A, 2.08%*, 6/1/2011 (b)                                           210,000                    210,000
Salem County, NJ, Industrial Pollution Control, Financing Authority
Revenue, E.I. Du Pont de Nemours and Co., 1.85%*, 3/1/2012                                 300,000                    300,000
                                                                                                                   ----------
                                                                                                                    4,006,554

Ohio 4.0%
Lorain, OH, Port Authority Revenue, Port Development,
Spitzer Project, AMT, 2.13%*, 12/1/2019, National City Bank (a)                            190,000                    190,000
                                                                                                                   ----------
Pennsylvania 9.5%
Delaware River, PA, Port Authority of Pennsylvania &
New Jersey Revenue, Floater Certificates, Series 396,
2.02%*, 1/1/2019 (b)                                                                       250,000                    250,000
Delaware River, PA, Port Authority of Pennsylvania &
New Jersey Revenue, Merlots, Series B-04, 2.02%*, 1/1/2026 (b)                             200,000                    200,000
                                                                                                                   ----------
                                                                                                                      450,000


                                                                                              % of
                                                                                           Net Assets               Value ($)
                                                                                           ----------               ---------

Total Investment Portfolio  (Cost $4,646,554)                                                 97.9                  4,646,554
Other Assets and Liabilities, Net                                                              2.1                     98,228
                                                                                                                   ----------
Net Assets                                                                                   100.0                  4,744,782
                                                                                                                   ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2004.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:
                                                         As a % of Total
                                                        Investment Portfolio
--------------------------------------------------------------------------------
AMBAC          AMBAC Assurance Corp.                         4.6
--------------------------------------------------------------------------------
FGIC           Financial Guaranty Insurance Company          4.3
--------------------------------------------------------------------------------
FSA            Financial Security Assurance                  5.4
--------------------------------------------------------------------------------
MBIA           Municipal Bond Investors Assurance            4.5
--------------------------------------------------------------------------------

AMT:  Subject to alternative minimum tax.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors New Jersey Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Investors New Jersey Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005